Annual Fund Operating Expenses - Composite Fund - Composite Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.14%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	0.54%